Label	Element	Value
Cushing NextGen Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cushing® NextGen Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NextGen Infrastructure Fund seeks current income and capital appreciation. In seeking current income, the Fund intends to pay current cash distributions to shareholders, regardless of the character of such distributions for tax or accounting purposes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 47 of the Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for its most recent fiscal year was approximately 314% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	314.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the expense limitation only during the first year) remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of equity and debt securities of infrastructure companies, including energy infrastructure companies, industrial infrastructure companies, sustainable infrastructure companies and technology and communication infrastructure companies. The Fund is non-diversified and it may invest in companies of any market capitalization size.

The infrastructure investment landscape is rapidly evolving due to technological advancement and obsolescence. While some energy and industrial infrastructure companies (sometimes referred to as “traditional” infrastructure companies) are now in their maturity phase, many traditional infrastructure companies have become leaders in implementing technological innovations. The Fund’s next generation focus within the infrastructure investment landscape consists of these innovative infrastructure companies along with sustainable infrastructure companies and technology and communication infrastructure companies. Similar to traditional infrastructure assets, which provide the underlying foundation of basic services, facilities and institutions and are often said to form the “backbone” of the economy, technology and communication infrastructure assets provide the underlying foundation of the data that drives the modern knowledge economy.

The Fund considers an infrastructure company to be any company that has at least 50% of its assets, income, revenue, sales or profits committed to or derived from the ownership, operation, management, construction, development, servicing or financing of infrastructure assets. Infrastructure assets include energy infrastructure assets, industrial infrastructure assets, sustainable infrastructure assets and technology and communication infrastructure assets. Energy infrastructure assets are physical structures and networks for the transportation, storage and transmission of energy. Examples of energy infrastructure assets include: electricity transmission and distribution lines and facilities used in gathering, treating, processing, fractionation, transportation and storage of hydrocarbon products. Industrial infrastructure assets are structures that allow transportation of goods and people, logistics assets, assets that improve productivity and automation of existing capacity, and materials critical to establish these networks. Examples of industrial infrastructure assets include: toll roads; bridges and tunnels; airports; seaports; railroads; water and sewage treatment facilities and distribution pipelines; communication towers, cables, and satellites; and security systems related to the foregoing assets. Sustainable infrastructure assets consist of renewable energy infrastructure assets. Examples of sustainable infrastructure assets include: power generation from renewable and other clean energy sources, including utility scale and distributed solar power, wind, hydroelectric and geothermal power, renewable energy storage and electric vehicle charging networks, as well as waste collection and recycling, water purification and desalinization. Technology and communication infrastructure assets consist of assets, systems and technologies that collect, enable, analyze, optimize, automate, transmit and secure the data that allows businesses and other organizations to operate. Examples of technology and communications infrastructure assets include: data centers, cloud, hosting, and database systems, transactional and financial back-end systems, customer relationship management systems, smart city technologies, network security and cybersecurity, automation systems, human resource and workforce management and industry specific infrastructure software.

The Fund will invest at least 25% of its assets in companies operating in the energy and energy infrastructure sectors.

The Fund may invest in non-U.S. securities, including securities of issuers in emerging markets. The Fund’s investments may include non-U.S. securities represented by American Depositary Receipts or “ADRs.”

The Fund will not invest more than 25% of its total assets in master limited partnerships or “MLPs” that are treated as Qualified Publicly Traded Partnerships for U.S. federal income tax purposes. MLPs are generally treated as partnerships for U.S. federal income tax purposes and are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources.

The Fund may invest in debt securities of any maturity or duration (a measure of the price sensitivity of a fixed-income investment to changes in interest rates, expressed as a number of years). Debt securities rated below investment grade (that is, rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), comparably rated by another statistical rating organization, or, if unrated, as determined by the Investment Adviser to be of comparable credit quality) are commonly known as “junk bonds” and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations, and involve major risk exposure to adverse conditions. The Fund will not invest more than 5% of its total assets in debt securities that are rated, at the time of investment, below B3 by Moody’s or B- by S&P or Fitch or comparably rated by another rating agency or, if unrated, as determined by the Investment Adviser to be of comparable credit quality.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of equity and debt securities of infrastructure companies, including energy infrastructure companies, industrial infrastructure companies, sustainable infrastructure companies and technology and communication infrastructure companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. See “Additional Information About the Funds” in the Prospectus for more information about these and other risks of investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable, particularly under current economic, financial, labor, and health conditions. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Concentration Risk. Because the Fund will be concentrated in the group of industries constituting the energy and energy infrastructure sectors, it will be more susceptible to the risks associated with those sectors than if it were more broadly diversified over numerous industries and sectors of the economy. Companies in the energy and energy infrastructure sectors may be affected by fluctuations in the prices of energy commodities. The highly cyclical nature of the industries in which companies in the energy and energy infrastructure sectors operate may adversely affect the earnings or operating cash flows of such companies or the ability of such companies to borrow money or raise capital needed to fund their continued operations. A significant decrease in the production of energy commodities could reduce the revenue, operating income and operating cash flows of certain companies in the energy and energy infrastructure sectors and, therefore, their ability to make distributions or pay dividends. A sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of certain companies in the energy and energy infrastructure sectors. General changes in market sentiment towards the energy and energy infrastructure sectors may adversely affect the Fund, and the performance of investments in the energy and energy infrastructure sectors may lag behind the broader market as a whole. The energy markets have experienced significant volatility in recent periods, including as a result of the COVID-19 pandemic, during which demand for energy commodities fell sharply and energy commodity prices reached historic lows, and may continue to experience relatively high volatility for a prolonged period. Such conditions may negatively impact the Fund and its shareholders. The Investment Adviser may take measures to navigate the conditions of the energy markets, but there is no guarantee that such efforts will be effective or that the Fund’s performance will correlate with any increase in oil and gas prices.

Infrastructure Companies Risk. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing de-regulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation or adverse actions by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure assets. Recently imposed tariffs on imports to the United States could affect operating or construction costs for a number of companies in which the Fund invests.

Sustainable infrastructure investments are subject to certain additional risks including high dependency upon on government policies that support renewable power generation and enhance the economic viability of owning renewable electric generation assets; adverse impacts from the reduction or discontinuation of tax benefits and other similar subsidies that benefit sustainable infrastructure companies; dependency on suitable weather condition and risk of damage to components used in the generation of renewable energy by severe weather; adverse changes and volatility in the wholesale market price for electricity in the markets served; the use of newly developed, less proven, technologies and the risk of failure of new technology to perform as anticipated; and dependence on a limited number of suppliers of system components and the occurrence of shortages, delays or component price changes. There is a risk that regulations that provide incentives for renewable energy could change or expire in a manner that adversely impacts the market for sustainable infrastructure companies generally.

Technology and communications infrastructure investments are subject to certain additional risks including rapidly changing technologies and existing product obsolescence; short product life cycles; fierce competition; high research and development costs; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; frequent new product introductions and new market entrants; cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data, denial of service attacks, unauthorized access to relevant systems, compromises to networks or devices that the information infrastructure companies use, or operational disruption or failures in the physical infrastructure or operating systems, potentially resulting in, among other things, financial losses, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs.

Equity Securities Risk. Equity securities can be affected by macroeconomic, political, global and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards the issuer or the industry or sector in which such issuer operates, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer.

Debt Securities Risk. The risks of investing in debt or fixed-income securities include: (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations; (ii) maturity/duration risk, e.g., a debt security with a longer maturity or duration (a measure of the price sensitivity of a fixed-income investment to changes in interest rates, expressed as a number of years) may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

While interest rates remain below historical averages, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) may make adjustments to the Federal Funds rate in the near future. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the debt securities markets, making it more difficult for the Fund to sell its debt securities holdings at a time when the Investment Adviser might wish to sell. Decreased liquidity in the debt securities markets also may make it more difficult to value some or all of the Fund’s debt securities holdings.

Below investment grade debt securities are considered to have speculative characteristics and some may be commonly referred to as “junk bonds.” Junk bonds entail default and other risks greater than those associated with higher-rated securities.

Master Limited Partnership Risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks; (ii) the limited ability to elect or remove management or the general partner or managing member; (iii) limited voting rights, except with respect to extraordinary transactions; and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

Risks Associated with an Investment in Non-U.S. Companies. Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S., but foreign debt securities may be traded on bond markets or over-the-counter markets in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems.

Some of the foreign securities in which the Fund invests will be denominated in a foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund’s assets. However, the Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

Market Capitalization Risk. To the extent the Fund invests in the securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Liquidity and Valuation Risk. Market prices may not be readily available for certain of the Fund’s investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board or its designee pursuant to procedures adopted by the Board.

Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Manager Risk. The Fund is actively managed by a team of portfolio managers, which means the Fund is more susceptible to the risk that poor security selection will cause the Fund to underperform its benchmark or other funds with a similar investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-year, five-year and since inception periods compare with various benchmarks. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns in the bar chart and best/worst quarter are for Class I Shares and do not reflect a sales charge. If the Class A sales charge was reflected, the returns would be lower. The performance of other share classes will differ due to their different expense structures. Updated performance is available on the Fund’s website www.cushingfunds.com and by calling (888) 777-2346.

On December 15, 2017, the Fund acquired the assets and assumed the liabilities of The Cushing® MLP Infrastructure Fund I, a closed-end fund (the “Predecessor Fund”). Class I Shares of the Fund have assumed the performance, financial and other historical information of the Predecessor Fund’s common units of beneficial interest.

1.The performance of Class I Shares of the Fund for periods prior to December 15, 2017 reflects the performance of the Predecessor Fund. Performance has not been restated to reflect the estimated annual operating expenses of Class I Shares.
2.The performance of Class A Shares of the Fund for periods prior to December 15, 2017 reflects the performance of common units of the Predecessor Fund and is calculated using the fees and expenses of Class A Shares of the Fund.
Performance of the Fund may differ from the Predecessor Fund, as the Predecessor Fund differed from the Fund in important ways, including its principal investment strategies, its structure as a closed-end fund, its status as a partnership for U.S. federal income tax purposes and its operation during certain periods within a master-feeder structure.

In addition, the Fund adopted certain changes to its non-fundamental investment policies effective as of December 1, 2019. As a result, performance of the Fund may differ from the Fund’s performance for periods prior to December 1, 2019.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-year, five-year and since inception periods compare with various benchmarks.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 777-2346
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cushingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and best/worst quarter are for Class I Shares and do not reflect a sales charge. If the Class A sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2nd Quarter 2020	27.44%	Worst Quarter:	3rd Quarter 2015	-25.30%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for Periods Ended December 31, 2020)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table above reflect the sales loads for Class A shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class A shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I shares only. After-tax returns for Class A shares will vary. The returns in the table above reflect the sales loads for Class A shares.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

The bar chart and table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Cushing NextGen Infrastructure Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	14.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Cushing NextGen Infrastructure Fund | S&P Global Infrastructure Index (Net Total Return)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P Global Infrastructure Index (Net Total Return)
1 Year	rr_AverageAnnualReturnYear01	(5.76%)
5 Years	rr_AverageAnnualReturnYear05	7.90%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Cushing NextGen Infrastructure Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NXGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.95%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.55%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,309
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,415
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	29.80%
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	6.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Cushing NextGen Infrastructure Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NXGNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.95%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.55%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	926
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,872
Annual Return 2011	rr_AnnualReturn2011	15.72%
Annual Return 2012	rr_AnnualReturn2012	7.01%
Annual Return 2013	rr_AnnualReturn2013	39.96%
Annual Return 2014	rr_AnnualReturn2014	20.63%
Annual Return 2015	rr_AnnualReturn2015	(31.55%)
Annual Return 2016	rr_AnnualReturn2016	23.51%
Annual Return 2017	rr_AnnualReturn2017	(5.11%)
Annual Return 2018	rr_AnnualReturn2018	(16.45%)
Annual Return 2019	rr_AnnualReturn2019	6.17%
Annual Return 2020	rr_AnnualReturn2020	37.60%
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	37.60%
5 Years	rr_AverageAnnualReturnYear05	7.42%
10 Years	rr_AverageAnnualReturnYear10	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	9.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Cushing NextGen Infrastructure Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	34.57%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Cushing NextGen Infrastructure Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	22.23%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Global Clean Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Clean Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Clean Equity Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 47 of the Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for its most recent fiscal year was approximately 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the expense limitation only during the first year) remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of “clean” companies, which are companies that contribute to and benefit from clean energy generation, sustainable infrastructure and resources, transmission and distribution of clean energy, waste management, carbon reducing technologies and equipment, energy efficiency services and technologies, electrification of transportation, mobility and related services, sustainable agriculture and food production, water supply and management systems, and any related enabling technologies and materials (collectively, “clean technologies”).

Clean companies include, but are not limited to, (i) clean energy companies, which are energy companies seeking to contribute to and benefit from the switch to renewable, lower carbon energy sources; (ii) clean infrastructure companies, which are infrastructure companies focused on improving utility transmission and distribution networks for future needs, (iii) clean transportation companies, which are transportation companies providing alternative energy vehicles, as well as the technologies supporting the future of transportation, including batteries and autonomous driving, and (iv) clean water companies, which are water companies seeking to address water scarcity through the use technology to make it possible to provide potable water, desalinate water and recycle water to increase its availability in previously underserved communities.

The Fund considers a clean company to be any company that has at least a majority of its assets, income, revenue, sales or profits committed to or derived from the ownership, operation, management, construction, development, servicing or financing of clean technologies.

The Investment Adviser is committed to considering environmental, social, and governance (“ESG”) factors when evaluating portfolio investments. ESG factors and criteria may include, but are not limited to, environmental impact and sustainability issues, employee practices, corporate governance, stakeholder relations and business ethics. The investment Adviser may obtain and consider ESG-related data and information from various sources, including third party ESG research and data services, analyst reports that incorporate ESG information, and ESG information made available by issuers. The investment process of the Investment Adviser generally does not screen for, or exclude companies based on, specific ESG criteria, but instead seeks to identify and focus on ESG factors and third party ESG ratings that may impact the long-term value of investments and the total return of the Fund’s portfolio.

Equity securities may include, but are not limited to, common stocks, preferred stocks, partnership interests, securities convertible into common stocks, rights, warrants, depositary receipts and investment companies.
The Fund may invest in companies of all market capitalizations. These companies may be domiciled in the U.S. or foreign countries, potentially including companies domiciled or traded in emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. The Fund will generally provide exposure to investments that are economically tied to countries other than the U.S. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of issuers that are economically tied to at least three different countries other than the U.S. In determining whether an issuer is economically tied to a country, the Fund considers various factors including the issuer’s country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

The Fund may invest up to 20% of its assets in corporate debt securities, preferred stock and convertible securities, provided that such securities are (a) rated, at the time of investment, at least (i) B3 by Moody’s , (ii) B- by S&P or Fitch, or (iii) of a comparable rating by another NRSRO, or (b) with respect to up to 20% of its assets in debt securities, preferred shares and convertible securities that have lower ratings or are unrated at the time of investment. The Fund may invest in debt securities of any maturity or duration (a measure of the price sensitivity of a fixed-income investment to changes in interest rates, expressed as a number of years).

The Fund is non-diversified. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of “clean” companies, which are companies that contribute to and benefit from clean energy generation, sustainable infrastructure and resources, transmission and distribution of clean energy, waste management, carbon reducing technologies and equipment, energy efficiency services and technologies, electrification of transportation, mobility and related services, sustainable agriculture and food production, water supply and management systems, and any related enabling technologies and materials (collectively, “clean technologies”).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable, particularly under current economic, financial, labor, and health conditions. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Equity Securities Risk. Investments by the Fund in equity securities may fluctuate in value in response to many factors, including the activities, performance and financial condition of the individual issuers whose securities the Fund owns, macroeconomic, political, global and other factors affecting the stock market in general, general economic conditions, expectations of interest rates, investor sentiment towards the issuer or the industry or sector in which such issuer operates. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking Fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Risks Associated with an Investment in Non-U.S. Companies. Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S., but foreign debt securities may be traded on bond markets or over-the-counter markets in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems.

Some of the foreign securities in which the Fund invests will be denominated in a foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund’s assets. However, the Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. However, the Fund may receive less timely information or have less control than if it invested directly in the foreign issuer.

Emerging Markets Risk. Investing in securities of issuers based in emerging markets entails all of the risks of investing in securities of non-U.S. issuers to a heightened degree. These heightened risks include: greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and an increase in price volatility; and certain national policies that may restrict the Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests. As a result of these potential risks, the Investment Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country.

Liquidity and Valuation Risk. Market prices may not be readily available for certain of the Fund’s investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board or its designee pursuant to procedures adopted by the Board.

Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

New Fund Risk. The Fund is new, with limited operating history as an open-end management investment company, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience more difficulty achieving its investment objective than it otherwise would at higher asset levels or the Board may determine to cease its operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
Portfolio Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions. Portfolio turnover is not a principal consideration in investment decisions for the Trust, and the Trust is not subject to any limit on the frequency with which portfolio securities may be purchased or sold.

Sector Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Clean Energy. The performance of companies in the clean energy sector may be adversely impacted by government regulations and subsidies, changing supply and demand for traditional energy sources, and the development of new technologies.

Clean Infrastructure. The performance of companies in the clean infrastructure sector may be adversely affected by technological innovations, changes in government regulation and business challenges, including operating risks and potential changes in demand.

Clean Water. The performance of companies in the clean water sector may be adversely affected by water availability, climate changes and events, new technologies, changes in water consumption and water conservation, and the companies may fluctuate more than that of a fund that does not concentrate in water-related companies.

Clean Transportation. The performance of companies in the clean transportation sector may be adversely affected by changes in technology, government regulation or business, including potential declines in demand.

Sustainable Investments Risk. The Fund invests primarily in clean companies. While ESG considerations are a factor in the Investment Adviser’s investment process, the Investment Adviser generally does not screen for, or exclude companies based on, specific ESG criteria. However, to the extent that ESG considerations may exclude the securities of certain issuers for nonfinancial reasons, there is a risk that strategies employing ESG criteria may forego some market opportunities available to strategies that do not use similar criteria. Investors may differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund’s investments may not reflect the beliefs of any particular investor.

Initial Public Offerings (IPO) Risk. The Fund may invest in IPO securities. The prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories.

Management Risk. The Fund’s portfolio is subject to investment management risk because it will be actively managed. The Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. The decisions with respect to the management of the Fund are made exclusively by the Investment Adviser, subject to the oversight of the Board. Investors have no right or power to take part in the management of the Fund. The Investment Adviser also is responsible for all of the trading and investment decisions of the Fund. In the event of the withdrawal or bankruptcy of the Investment Adviser, generally the affairs of the Fund will be wound-up and its assets will be liquidated.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified, open-end management investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the MSCI ACWI Index and other benchmarks. The Fund will provide a brief explanation of the information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the MSCI ACWI Index and other benchmarks.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations.
Global Clean Equity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CGCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.40%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,756
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,420
Global Clean Equity Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CGCNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.40%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,965
Cushing® SMID Growth Focused Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cushing® SMID Growth Focused Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SMID Growth Focused Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 47 of the Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for its most recent fiscal year was approximately 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the expense limitation only during the first year) remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks of small- to mid-cap companies. Under normal market conditions, the Fund will invest in a portfolio of 15-30 common stocks of small- to mid-cap companies traded on any United States stock exchange or over-the-counter market (the “Universe”). The Fund generally considers small- and mid-cap companies to be those with market capitalizations not greater than that of the largest company in the Russell 2500® Growth Index ($30.5 billion as of December 31, 2020). The Universe is not limited by industry segmentation or sector. The Fund is non-diversified and may, from time to time, be more heavily invested in certain sectors including but not limited to, consumer discretionary (which comprises businesses that market nonessential products and services to consumers, including automobiles, consumer durables, apparel, consumer services, media and retailing), healthcare and technology.

    The Fund intends to seek to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Investment Adviser believes have above-average future growth potential relative to their peers.

    The Fund is non-diversified. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks of small- to mid-cap companies. Under normal market conditions, the Fund will invest in a portfolio of 15-30 common stocks of small- to mid-cap companies traded on any United States stock exchange or over-the-counter market (the “Universe”). The Fund generally considers small- and mid-cap companies to be those with market capitalizations not greater than that of the largest company in the Russell 2500® Growth Index ($30.5 billion as of December 31, 2020). The Universe is not limited by industry segmentation or sector. The Fund is non-diversified and may, from time to time, be more heavily invested in certain sectors including but not limited to, consumer discretionary (which comprises businesses that market nonessential products and services to consumers, including automobiles, consumer durables, apparel, consumer services, media and retailing), healthcare and technology.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable, particularly under current economic, financial, labor, and health conditions. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.
Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Common Stock Risk. Investments by the Fund in shares of common stock may fluctuate in value in response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Small- and Mid-Cap Securities Risk. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Small-cap and mid-cap companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market

Liquidity and Valuation Risk. Market prices may not be readily available for certain of the Fund’s investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board or its designee pursuant to procedures adopted by the Board.

Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Manager Risk. The Fund is actively managed by a team of portfolio managers, which means the Fund is more susceptible to the risk that poor security selection will cause the Fund to underperform its benchmark or other funds with a similar investment objective.

Limited Operating History Risk. The Fund has a limited operating history as an open-end management investment company, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience more difficulty achieving its investment objective than it otherwise would at higher asset levels or the Board may determine to cease its operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
Portfolio Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Sector Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified, open-end management investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the Russell 2500® Growth Index and other benchmarks. The Fund will provide a brief explanation of information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the Russell 2500® Growth Index and other benchmarks.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations.
Cushing® SMID Growth Focused Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSGOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.26%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.96%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,079
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,490
Cushing® SMID Growth Focused Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSGNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.26%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.96%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,550
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,131

[1]	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase.
[2]	The Investment Adviser has agreed to waive or reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses (including the management fee, but exclusive of any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.25% for each of Class A and Class I Shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date that such expenses have been waived or reimbursed); provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees of the Trust (the “Board”) before March 31, 2022 and may be modified or terminated by the Investment Adviser at any time thereafter.
[3]	The Investment Adviser has agreed to waive or reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses (exclusive of management fees, and any front-end sales load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.15% for each of Class A Shares and Class I Shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date that such expenses have been waived or reimbursed); provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Such waiver or reimbursement may not be terminated without the consent of the Board before March 31, 2022 and may be modified or terminated by the Investment Adviser at any time thereafter.
[4]	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase.
[5]	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase
[6]	The Investment Adviser has agreed to waive or reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses (exclusive of management fees and any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.10% for each of Class A Shares and Class I Shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date that such expenses have been waived or reimbursed); provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Such waiver or reimbursement may not be terminated without the consent of the Board before March 31, 2022 and may be modified or terminated by the Investment Adviser at any time thereafter.